Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Overseas Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.17%
Class C
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	2.04%
Class S
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.23%
Class I
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.84%
Class N
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.74%
Class R
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.49%
Class T
Operating Expenses:
Management Fees	0.69%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.98%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.